Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Allocation of central overheads cost amount	₨ 7,826.6	₨ 5,294.1
Off set against assets [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized Contract cost	7,360.5	3,970.6	₨ 4,463.9
Other income/(loss) (net) [member]
Disclosure of detailed information about intangible assets [line items]
Capitalized Contract cost	₨ 9,588.0	₨ 3,461.5	₨ 3,978.7